Debt and Other Financing - Schedule of Common Stock and Warrants Issued Under 2021 Bridge Financing (Detail)	9 Months Ended
Sep. 30, 2021 shares [1]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	20,343
Class of Warrants or Rights Issued During Period	3,924
Silicon Valley Bank Guarantors [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	8,485
Class of Warrants or Rights Issued During Period	0
Tranche One Of Bridge Notes [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	11,544
Class of Warrants or Rights Issued During Period	3,873
Rights Offering [Member]
Schedule of Common Stock and Warrants Issued Under Two Thousand and Twenty One Bridge Financing [Line Items]
Stock Issued During Period Shares Bridge Financing	314
Class of Warrants or Rights Issued During Period	51

[1]	Issuance of class A common stock and class A common stock has been retroactively restated to give effect to the reverse recapitalization.